STOCK-BASED COMPENSATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) plan $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($) $ / shares shares	Sep. 01, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	2
Weighted-average price, granted (in dollars per share) | $ / shares			$ 20.50
Closing share price of common shares (in dollars per share) | $ / shares	$ 54.64	$ 54.64
Management Employee Share Ownership Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares			6.00%
Lowest percentage of participant's salary towards purchasing common shares			1.00%
Employer matching contribution, percent of match			50.00%
Maximum amount contributed by employer			$ 25,000
Society Employee Share Ownership Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares			4.00%
Lowest percentage of participant's salary towards purchasing common shares			1.00%
Employer matching contribution, percent of match			25.00%
PWU Employee Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares		4.00%
Lowest percentage of participant's salary towards purchasing common shares		1.00%
Employer matching contribution, percent of match		33.00%
Employee Share Ownership Plan (ESOP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contribution under the plan	$ 9,000,000	$ 5,000,000
PWU Share Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares					2.70%
Weighted-average price, granted (in dollars per share) | $ / shares	$ 20.50
Granted (in shares) | shares			3,952,212
Society Share Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares				2.00%
Weighted-average price, granted (in dollars per share) | $ / shares	$ 20.50
Granted (in shares) | shares			1,367,158
Share Grant Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average price, granted (in dollars per share) | $ / shares		$ 0
Granted (in shares) | shares		1,092
Fair value of shares granted (in shares)			$ 111,000,000
Number of options vested (in shares) | shares	330,302	343,044
Compensation expenses	$ 1,000,000	$ 2,000,000
Directors' Deferred Share Units Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares) | shares	1
Directors' Deferred Share Units Plan | Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	$ 2,000,000	1,000,000
Liability related to share based compensation	$ 6,000,000	5,000,000
Management Deferred Share Units Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares) | shares	1
Liability related to share based compensation	$ 4,000,000	4,000,000
Management Deferred Share Units Plan | Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	$ 2,000,000	1,000,000
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares issuable under the plan (in shares) | shares	11,900,000
Compensation expenses	$ 11,000,000	10,000,000
Grant date total fair value of awards	$ 15,000,000	$ 14,000,000
Maximum | PWU Share Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period (in years)	35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	3,981,763
Maximum | Society Share Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period (in years)	35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	1,434,686